FAIR VALUE MEASUREMENTS - Schedule of key inputs into the Black-Scholes model for the Conversion derivative (Details)	3 Months Ended
	Sep. 30, 2025 $ / shares	Sep. 16, 2025	Aug. 04, 2025 $ / shares	Jun. 30, 2025 $ / shares	Jun. 30, 2025	Aug. 09, 2024 $ / shares	Jun. 30, 2024 $ / shares
FAIR VALUE MEASUREMENTS
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	3.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	140.60%
Long-Term Notes | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative				0.19			62.4
Long-Term Notes | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.0413		0.049
Long-Term Notes | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.1563
Long-Term Notes | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative					0.143
Long-Term Notes | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.289
Long-Term Notes | Dividend yield
FAIR VALUE MEASUREMENTS
Convertible derivative							0
Long-Term Notes | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative				167.7	1.677		144.61
Long-Term Notes | Exercise price
FAIR VALUE MEASUREMENTS
Convertible derivative							0.99
Chardan Note | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative				0.19			62.4
Chardan Note | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.0432		0.0452
Chardan Note | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.1243
Chardan Note | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative					0.059
Chardan Note | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.476
Chardan Note | Dividend yield
FAIR VALUE MEASUREMENTS
Convertible derivative							0
Chardan Note | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative							1,666.81
Chardan Note | Exercise price
FAIR VALUE MEASUREMENTS
Convertible derivative							0.84
Secured Convertible Note | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative	0.19			0.19
Secured Convertible Note | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.0363				0.0363
Secured Convertible Note | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.1202				0.1202
Secured Convertible Note | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative	0.44				0.44
Secured Convertible Note | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.476				0.476
Secured Convertible Note | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative	1.677				1.677
Merger Financing | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative				0.19		16.2
Merger Financing | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.0413	0.0478
Merger Financing | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.1563	0.1698
Merger Financing | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative					0.143	0.254
Merger Financing | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative					0.289	0.289
Merger Financing | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative					1.677	0.372
Debenture | Market price of public shares
FAIR VALUE MEASUREMENTS
Convertible derivative	0.51		0.22
Debenture | Risk-free rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.0366		0.0375
Debenture | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.1099		0.1541
Debenture | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative	0.15		0.15
Debenture | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.429		0.429
Debenture | Volatility
FAIR VALUE MEASUREMENTS
Convertible derivative	1.494		1.659
Convertible notes | Discount rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.1096	0.1121
Convertible notes | Probability of default
FAIR VALUE MEASUREMENTS
Convertible derivative	0.0827	0.0898
Convertible notes | Recovery rate
FAIR VALUE MEASUREMENTS
Convertible derivative	0.429	0.429